Investment Portfolio
(UNAUDITED) | 01.31.2020
CARILLON SCOUT MID CAP FUND
COMMON STOCKS - 98.0%	Shares	Value
Aerospace & defense - 3.2%
Aerojet Rocketdyne Holdings, Inc.*	275,375	$ 14,338,776
BWX Technologies, Inc.	226,100	14,377,699
Hexcel Corp.	182,375	13,535,873
Huntington Ingalls Industries, Inc.	62,925	16,423,425
L3Harris Technologies, Inc.	100,892	22,330,426
Textron, Inc.	236,309	10,853,672
Airlines - 1.1%
Alaska Air Group, Inc.	160,650	10,376,383
JetBlue Airways Corp.*	353,950	7,018,829
Spirit Airlines, Inc.*	358,025	14,704,087
Auto components - 1.1%
Lear Corp.	263,725	32,485,645
Automobiles - 0.4%
Thor Industries, Inc.	151,575	12,204,819
Banks - 2.5%
Citizens Financial Group, Inc.	595,225	22,189,988
First Horizon National Corp.	648,600	10,377,600
SVB Financial Group*	25,325	6,086,357
Synovus Financial Corp.	728,400	25,508,568
Umpqua Holdings Corp.	358,200	6,053,580
Biotechnology - 1.2%
BioMarin Pharmaceutical, Inc.*	277,500	23,171,250
Ionis Pharmaceuticals, Inc.*	165,675	9,662,166
Building products - 1.2%
Masco Corp.	221,750	10,537,560
Owens Corning	406,275	24,575,575
Capital markets - 1.4%
Evercore, Inc., Class A	297,450	22,790,619
MarketAxess Holdings, Inc.	23,725	8,402,921
Moody's Corp.	28,375	7,286,416
Chemicals - 1.5%
CF Industries Holdings, Inc.	269,949	10,873,546
Huntsman Corp.	1,069,750	21,994,060
Westlake Chemical Corp.	135,775	8,309,430
Commercial services & supplies - 0.9%
Copart, Inc.*	176,525	17,910,226
IAA, Inc.*	133,025	6,286,762
Communications equipment - 1.3%
Arista Networks, Inc.*	98,525	22,004,573
Motorola Solutions, Inc.	85,375	15,111,375

Construction materials - 2.1%
Eagle Materials, Inc.	201,800	18,398,106
Martin Marietta Materials, Inc.	74,548	19,665,762
Vulcan Materials Co.	154,650	21,903,080
Consumer finance - 1.5%
Ally Financial, Inc.	1,287,500	41,238,625
Diversified financial services - 0.7%
Voya Financial, Inc.	347,512	20,756,892
Electric utilities - 1.2%
Portland General Electric Co.	559,508	34,409,742
Electrical equipment - 0.9%
Generac Holdings, Inc.*	259,100	26,840,169
Electronic equipment, instruments & components - 1.2%
Keysight Technologies, Inc.*	124,600	11,586,554
Zebra Technologies Corp., Class A*	88,650	21,189,123
Energy equipment & services - 1.1%
Baker Hughes Co.	1,049,375	22,729,462
Patterson-UTI Energy, Inc.	1,140,090	9,052,315
Entertainment - 1.9%
Live Nation Entertainment, Inc.*	32,750	2,232,240
Roku, Inc.*	199,200	24,093,240
Zynga, Inc., Class A*	4,329,725	26,064,944
Equity real estate investment trusts (REITs) - 8.3%
Agree Realty Corp.	122,750	9,320,407
Americold Realty Trust	834,400	28,761,768
AvalonBay Communities, Inc.	40,450	8,765,110
Cousins Properties, Inc.	694,222	28,414,506
EPR Properties	262,149	18,709,574
Healthcare Realty Trust, Inc.	418,550	15,092,913
Host Hotels & Resorts, Inc.	762,834	12,464,708
Lamar Advertising Co., Class A	283,623	26,323,051
Mid-America Apartment Communities, Inc.	431,475	59,202,685
Omega Healthcare Investors, Inc.	664,648	27,881,984
Food & staples retailing - 1.5%
Casey's General Stores, Inc.	269,481	43,348,714
Food products - 1.5%
Darling Ingredients, Inc.*	408,196	11,074,358
Lamb Weston Holdings, Inc.	115,550	10,550,871
Sanderson Farms, Inc.	28,025	3,858,762
Tyson Foods, Inc., Class A	191,107	15,791,171
Gas utilities - 2.2%
Atmos Energy Corp.	285,274	33,385,616
ONE Gas, Inc.	292,116	27,604,962
Health care equipment & supplies - 4.4%
Align Technology, Inc.*	22,600	5,810,460
Edwards Lifesciences Corp.*	80,450	17,687,737
IDEXX Laboratories, Inc.*	35,300	9,566,653

Insulet Corp.*	81,100	15,736,644
Masimo Corp.*	164,200	28,012,520
Teleflex, Inc.	128,100	47,590,431
Health care providers & services - 1.8%
Centene Corp.*	317,725	19,956,307
Humana, Inc.	57,630	19,377,511
Molina Healthcare, Inc.*	90,147	11,085,377
Hotels, restaurants & leisure - 4.3%
Carnival Corp.	377,650	16,439,104
Chipotle Mexican Grill, Inc.*	15,925	13,803,153
Darden Restaurants, Inc.	146,000	16,998,780
Norwegian Cruise Line Holdings Ltd.*	375,775	20,235,484
Royal Caribbean Cruises Ltd.	292,700	34,269,316
Texas Roadhouse, Inc.	92,700	5,793,750
Vail Resorts, Inc.	58,250	13,660,208
Household durables - 1.2%
D.R. Horton, Inc.	159,150	9,421,680
Garmin Ltd.	104,825	10,162,784
PulteGroup, Inc.	324,000	14,466,600
Household products - 0.8%
The Clorox Co.	147,800	23,250,418
Industrial conglomerates - 0.3%
Carlisle Cos, Inc.	45,975	7,182,674
Insurance - 7.3%
Arch Capital Group Ltd.*	532,925	23,533,968
Brown & Brown, Inc.	649,975	29,183,877
Everest Re Group Ltd.	28,650	7,923,731
Lincoln National Corp.	815,279	44,416,400
Marsh & McLennan Cos, Inc.	274,425	30,697,180
The Hanover Insurance Group, Inc.	46,650	6,464,757
The Hartford Financial Services Group, Inc.	545,975	32,365,398
W.R. Berkley Corp.	212,400	15,617,772
White Mountains Insurance Group Ltd.	14,575	16,283,482
Interactive media & services - 0.5%
Match Group, Inc.*(a)	82,025	6,415,996
Twitter, Inc.*	195,775	6,358,772
Internet & direct marketing retail - 1.0%
eBay, Inc.	405,925	13,622,843
Expedia Group, Inc.	131,217	14,230,484
IT services - 2.9%
Black Knight, Inc.*	134,575	9,005,759
DXC Technology Co.	499,250	15,916,090
Euronet Worldwide, Inc.*	97,950	15,440,838
FleetCor Technologies, Inc.*	87,950	27,724,478
Paychex, Inc.	162,900	13,971,933
Leisure products - 0.3%
Brunswick Corp.	140,075	8,803,714

Machinery - 2.0%
AGCO Corp.	141,900	9,952,866
Allison Transmission Holdings, Inc.	140,950	6,229,990
The Timken Co.	296,125	15,555,446
Xylem, Inc.	287,204	23,453,079
Metals & mining - 1.4%
Agnico Eagle Mines Ltd.	170,000	10,509,400
Kirkland Lake Gold Ltd.(a)	479,871	19,737,094
Newmont Corp.	212,775	9,587,642
Mortgage real estate investment trusts (REITs) - 1.1%
AGNC Investment Corp.	1,687,975	31,379,455
Multiline retail - 1.9%
Dollar General Corp.	355,025	54,464,385
Multi-utilities - 3.5%
CMS Energy Corp.	588,800	40,338,688
WEC Energy Group, Inc.	601,350	60,068,851
Oil, gas & consumable fuels - 1.3%
Marathon Petroleum Corp.	251,800	13,723,100
ONEOK, Inc.	285,800	21,397,846
Pioneer Natural Resources Co.	19,191	2,590,785
Pharmaceuticals - 0.3%
Horizon Therapeutics PLC*	238,125	8,212,931
Professional services - 3.8%
CoStar Group, Inc.*	41,400	27,033,786
FTI Consulting, Inc.*	225,925	27,124,556
IHS Markit Ltd.*	421,050	33,204,003
Robert Half International, Inc.	238,625	13,880,816
Verisk Analytics, Inc.	46,075	7,485,805
Road & rail - 2.3%
AMERCO	50,575	18,776,980
Kansas City Southern	188,075	31,726,372
Knight-Swift Transportation Holdings, Inc.	255,400	9,470,232
Old Dominion Freight Line, Inc.	18,725	3,674,407
Semiconductors & semiconductor equipment - 5.1%
Advanced Micro Devices, Inc.*	411,875	19,358,125
Analog Devices, Inc.	130,125	14,281,219
KLA Corp.	111,475	18,475,866
Lam Research Corp.	52,175	15,559,107
Marvell Technology Group Ltd.	359,425	8,640,577
Monolithic Power Systems, Inc.	14,625	2,503,361
NXP Semiconductors N.V.	90,575	11,490,344
ON Semiconductor Corp.*	288,100	6,669,515
Skyworks Solutions, Inc.	269,425	30,485,439
Universal Display Corp.	31,775	5,597,802
Xilinx, Inc.	147,000	12,418,560

Software - 5.1%
DocuSign, Inc.*	368,825	28,956,451
Proofpoint, Inc.*	49,859	6,123,184
RealPage, Inc.*	153,125	8,934,844
ServiceNow, Inc.*	75,362	25,489,689
Splunk, Inc.*	183,950	28,560,077
The Trade Desk, Inc., Class A*	26,275	7,072,704
Workday, Inc., Class A*	85,400	15,767,402
Zscaler, Inc.*(a)	419,725	23,542,375
Specialty retail - 2.5%
American Eagle Outfitters, Inc.	1,381,750	19,897,200
Best Buy Co., Inc.	174,075	14,742,411
Burlington Stores, Inc.*	54,725	11,901,046
Floor & Decor Holdings, Inc., Class A*	179,175	8,835,119
O'Reilly Automotive, Inc.*	16,050	6,517,905
Tractor Supply Co.	89,125	8,284,169
Technology hardware, storage & peripherals - 1.0%
Pure Storage, Inc., Class A*	1,000,350	17,806,230
Western Digital Corp.	173,400	11,357,700
Textiles, apparel & luxury goods - 0.5%
Lululemon Athletica, Inc.*	57,550	13,776,895
Thrifts & mortgage finance - 0.1%
LendingTree, Inc.*	9,425	2,933,060
Trading companies & distributors - 1.1%
United Rentals, Inc.*	193,786	26,294,822
W.W. Grainger, Inc.	14,617	4,424,128
Wireless telecommunication services - 0.3%
Sprint Corp.*	1,785,599	7,803,068
Total common stocks (cost $2,403,558,945)		2,771,057,592

MONEY MARKET FUNDS - 0.5%
First American Government Obligations Fund - Class X, 1.49%#	15,547,506	15,547,506
Total money market funds (cost $15,547,506)		15,547,506
Total investment portfolio (cost $2,419,106,451) - 98.5%		2,786,605,098
Other assets in excess of liabilities - 1.5%		41,274,755
Total net assets - 100.0%		$ 2,827,879,853

* Non-income producing security
(a) All or a portion of this security was on loan as of the date of this report. The total market value of loaned securities was $14,752,634 or 0.5% of net assets as of the date of this report.
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.